Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2019		Jan. 01, 2019
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	$ 39
Lease Right Of Use Assets	455		$ 504
Lease Liabilities	452		504
Discontinued Operations [Member]
Lessee Lease Disclosure [Line Items]
Lease Right Of Use Assets	26
Lease Liabilities	24
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	3
Lease Right Of Use Assets	184		209
Lease Liabilities	182		209
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	1
Lease Right Of Use Assets	37		64
Lease Liabilities	$ 56	[1]	$ 64

[1]	Includes amounts reflected in discontinued operations.